Note 11 - Accrued expenses and other payables: Schedule of accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of accrued expenses and other payables

	As of December 31, 2024	As of December 31, 2023

Accrued expenses (i)	$279,394	$80,018
Accrued payroll	1,032,493	948,371
Estimated warranty liabilities (ii)	40,396	65,073
Intercourse funds payable (iii)	97,722	196,479
Total accrued expenses and other payables	$1,450,005	$1,289,941